Provisions - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure of other provisions [Line Items]
Litigation provisions	€ 65	€ 71
Provisions	83	100	[1]	€ 193
Restructuring provisions [member]
Disclosure of other provisions [Line Items]
Provisions	9	9
Other provisions [member]
Disclosure of other provisions [Line Items]
Provisions	€ 9	€ 19

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.